27 Other payables (Details 3) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of other payables [line items]
Total future minimum lease collections	$ 946	$ 442
2021 [member]
Summary of other payables [line items]
Total future minimum lease collections	474	442
2022 [member]
Summary of other payables [line items]
Total future minimum lease collections	$ 472